Note 7 - Inventories	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Inventory Disclosure [Text Block]	7. Inventories: Inventories in the accompanying consolidated balance sheets relate to bunkers, lubricants and spare parts on board the vessels.